Pensions and Other Benefit Plans (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Current Liabilities	$ (386)	$ (394)
Non-current liabilities	(7,784)	(9,082)
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	2,363	194
Current Liabilities	(71)	(65)
Non-current liabilities	(2,879)	(4,422)
Total recognized in the consolidated balance sheet - end of year	(587)	(4,293)
Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	0	0
Current Liabilities	(302)	(307)
Non-current liabilities	(4,018)	(3,730)
Total recognized in the consolidated balance sheet - end of year	$ (4,320)	$ (4,037)